TAXATION (Narrative) (Details) - CNY (¥) ¥ in Thousands			8 Months Ended	12 Months Ended					36 Months Ended
	Mar. 13, 2015	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Aug. 31, 2017
Income Taxes [Line Items]
Income tax rate (as a percent)					25.00%			25.00%
Unrecognized tax benefits that if recognized would affect the annual effective tax rate			¥ 1,675		¥ 5,941	¥ 1,675	¥ 4,948
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					25.00%	25.00%	25.00%
Operating Loss Carryforwards, Limitations on Use					For entities incorporated in Hong Kong, net loss can be carried forward indefinitely; for entity incorporated in Taiwan, net loss can be carried forward for ten years; for entity incorporated in U.S., net loss can be carried forward for 20 years; for entity incorporated in P.R.C. mainland, net loss can be carried forward for five years.
Scenario, Plan [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				21.00%
Minimum [Member]
Income Taxes [Line Items]
VAT (as a percent)			3.00%
Business tax (as a percent)			3.00%		3.00%
Maximum [Member]
Income Taxes [Line Items]
VAT (as a percent)			6.00%
Business tax (as a percent)			5.00%		5.00%
China [Member]
Income Taxes [Line Items]
VAT payable			¥ 31,314		¥ 8,965	¥ 31,314
Business tax payable			¥ 24,106		¥ 18,423	24,106
Favorable tax rate for a High and New Technology Enterprise (as a percent)					15.00%
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)					10.00%
Lower withholding income tax on dividends distributed by an FIE to its immediate holding company registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with China (as a percent)					5.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)					25.00%
China [Member] | Minimum [Member]
Income Taxes [Line Items]
VAT (as a percent)					3.00%
Business tax (as a percent)					3.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)					1.50%
China [Member] | Maximum [Member]
Income Taxes [Line Items]
VAT (as a percent)					6.00%
Business tax (as a percent)					5.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)					2.50%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate (as a percent)					16.50%
Taiwan
Income Taxes [Line Items]
Income tax rate (as a percent)					17.00%
Beijing Ambow Online Software Co Ltd [Member]
Income Taxes [Line Items]
Period within which appeal can be filed	10 days
Late payment interest recognized for the loss contingency					¥ 1,332	¥ 1,328
Claw back amount claimed by tax authority		¥ 7,278
Corresponding late payment interest on claw back amount claimed by tax authority		¥ 3,435
Disposal Group Including Discontinued Operation Disposal Percentage										100.00%
Beijing Ambow Online Software Co Ltd [Member] | China [Member]
Income Taxes [Line Items]
Percentage of tax deduction									50.00%
Private schools or colleges [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					25.00%	25.00%	25.00%